Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2021
T13-QTLY-0721
1.9862237.106

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 64.7%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.:
0.90% 3/25/24	$ 720,000	$ 721,964
1.65% 2/1/28	872,000	860,176
Verizon Communications, Inc.:
0.75% 3/22/24	802,000	808,646
1.45% 3/20/26	189,000	190,842
		2,581,628
Media – 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	4,261,000	4,428,149
Comcast Corp.:
3.70% 4/15/24	1,395,000	1,518,653
3.95% 10/15/25	2,071,000	2,324,947
Discovery Communications LLC 2.95% 3/20/23	2,940,000	3,061,286
		11,333,035
Wireless Telecommunication Services – 0.8%
NTT Finance Corp.:
0.583% 3/1/24 (a)	268,000	268,390
1.162% 4/3/26 (a)	562,000	560,234
1.591% 4/3/28 (a)	750,000	740,608
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.787% 3/22/22 (b)(c)	846,000	848,752
T-Mobile USA, Inc.:
2.625% 4/15/26	700,000	712,453
3.50% 4/15/25	433,000	469,916
		3,600,353
TOTAL COMMUNICATION SERVICES		17,515,016
CONSUMER DISCRETIONARY – 3.9%
Automobiles – 2.5%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	2,250,000	2,372,920
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	1,158,000	1,160,608
1.45% 3/2/26 (a)	437,000	441,335
2.85% 1/6/22 (a)	300,000	304,572
General Motors Financial Co., Inc.:
1.05% 3/8/24	168,000	169,106
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.21% 11/17/23 (b)(c)	1,078,000	1,098,148
1.25% 1/8/26	1,516,000	1,504,600
1.70% 8/18/23	346,000	353,880
3.25% 1/5/23	948,000	986,207
5.20% 3/20/23	686,000	741,668

	Principal Amount	Value

Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	$ 1,050,000	$ 1,049,452
2.90% 5/13/22 (a)	700,000	716,765
4.00% 11/12/21 (a)	200,000	203,341
		11,102,602
Hotels, Restaurants & Leisure – 0.0%
McDonald's Corp. 3.30% 7/1/25	55,000	59,892
Starbucks Corp. 3.80% 8/15/25	126,000	140,085
		199,977
Leisure Products – 0.0%
Hasbro, Inc. 2.60% 11/19/22	138,000	142,157
Multiline Retail – 0.7%
Dollar Tree, Inc. 4.00% 5/15/25	2,882,000	3,193,258
Specialty Retail – 0.7%
7-Eleven, Inc.:
0.80% 2/10/24 (a)	1,082,000	1,080,998
0.95% 2/10/26 (a)	1,157,000	1,135,528
1.30% 2/10/28 (a)	221,000	213,244
AutoZone, Inc.:
3.125% 7/15/23	163,000	171,132
3.625% 4/15/25	28,000	30,660
Ross Stores, Inc. 0.875% 4/15/26	373,000	365,732
The TJX Cos., Inc. 3.50% 4/15/25	92,000	100,723
		3,098,017
TOTAL CONSUMER DISCRETIONARY		17,736,011
CONSUMER STAPLES – 3.1%
Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	317,000	354,069
Keurig Dr Pepper, Inc. 0.75% 3/15/24	1,240,000	1,242,280
Molson Coors Brewing Co.:
3.00% 7/15/26	983,000	1,053,424
3.50% 5/1/22	210,000	216,122
		2,865,895
Food & Staples Retailing – 0.0%
CVS Health Corp. 3.70% 3/9/23	159,000	168,091
Food Products – 0.6%
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	1,000,000	1,093,750

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
McCormick & Co., Inc. 0.90% 2/15/26	$ 1,000,000	$984,985
Mondelez International, Inc. 0.625% 7/1/22	409,000	410,588
		2,489,323
Tobacco – 1.9%
Altria Group, Inc. 2.35% 5/6/25	1,818,000	1,903,905
BAT Capital Corp. 3.222% 8/15/24	499,000	531,348
BAT International Finance PLC:
1.668% 3/25/26	1,936,000	1,931,970
3.95% 6/15/25 (a)	1,226,000	1,351,737
Imperial Brands Finance PLC:
3.125% 7/26/24 (a)	250,000	263,726
3.75% 7/21/22 (a)	200,000	205,772
4.25% 7/21/25 (a)	750,000	827,043
Philip Morris International, Inc.:
0.875% 5/1/26	396,000	391,708
1.125% 5/1/23	379,000	385,331
1.50% 5/1/25	196,000	200,418
2.875% 5/1/24	252,000	268,627
		8,261,585
TOTAL CONSUMER STAPLES		13,784,894
ENERGY – 5.7%
Oil, Gas & Consumable Fuels – 5.7%
BP Capital Markets America, Inc. 2.937% 4/6/23	77,000	80,649
Canadian Natural Resources Ltd.:
2.05% 7/15/25	2,453,000	2,516,508
3.45% 11/15/21	1,027,000	1,033,643
Cenovus Energy, Inc.:
3.00% 8/15/22	429,000	438,490
3.80% 9/15/23	375,000	396,086
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 0.41% 2/17/23 (b)(c)	253,000	253,311
Energy Transfer LP:
4.20% 9/15/23	269,000	288,269
4.25% 3/15/23	1,826,000	1,922,504
4.50% 4/15/24	472,000	517,204
Energy Transfer Operating LP 2.90% 5/15/25	693,000	729,881
Equinor ASA:
1.75% 1/22/26	53,000	54,739
2.875% 4/6/25	335,000	359,413
Kinder Morgan Energy Partners LP 3.50% 9/1/23	303,000	320,930

	Principal Amount	Value

Kinder Morgan, Inc. 3.15% 1/15/23	$ 270,000	$ 281,357
Marathon Petroleum Corp. 4.50% 5/1/23	2,443,000	2,615,568
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.285% 9/9/22 (b)(c)	412,000	412,251
1.75% 3/1/26	839,000	850,121
3.375% 3/15/23	336,000	352,305
4.50% 7/15/23	688,000	737,323
Occidental Petroleum Corp.:
2.90% 8/15/24	774,000	772,065
3.20% 8/15/26	201,000	193,714
Ovintiv Exploration, Inc. 5.625% 7/1/24	99,000	110,132
Petroleos Mexicanos:
6.49% 1/23/27	420,000	448,413
6.50% 3/13/27	600,000	640,626
Phillips 66:
1.30% 2/15/26	356,000	356,796
3.70% 4/6/23	551,000	582,870
3.85% 4/9/25	737,000	812,978
Pioneer Natural Resources Co. 0.55% 5/15/23	570,000	571,870
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	3,164,000	3,234,410
Shell International Finance BV 3.50% 11/13/23	70,000	75,086
Suncor Energy, Inc. 3.60% 12/1/24	315,000	342,433
The Williams Cos., Inc. 3.60% 3/15/22	1,358,000	1,385,500
Valero Energy Corp.:
1.20% 3/15/24	525,000	530,969
2.70% 4/15/23	402,000	418,115
2.85% 4/15/25	604,000	640,917
Western Midstream Operating LP:
3 month U.S. LIBOR + 1.850% 2.288% 1/13/23 (b)(c)	101,000	100,750
4.35% 2/1/25	142,000	148,035
TOTAL ENERGY		25,526,231
FINANCIALS – 30.0%
Banks – 12.7%
Ares Capital Corp. 3.25% 7/15/25	1,000,000	1,054,623
Bank of America Corp.:
1.319% 6/19/26 (c)	914,000	920,656
2.015% 2/13/26 (c)	1,722,000	1,787,177
4.20% 8/26/24	3,105,000	3,432,861
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Barclays PLC:
2.852% 5/7/26 (c)	$ 500,000	$ 529,846
3.932% 5/7/25 (c)	1,500,000	1,627,062
BBVA USA:
2.50% 8/27/24	470,000	496,213
2.875% 6/29/22	250,000	256,449
BPCE SA 1.652% 10/6/26 (a)(c)	1,250,000	1,259,016
Canadian Imperial Bank of Commerce 0.95% 6/23/23	927,000	937,285
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	350,000	363,563
Capital One N.A. 2.15% 9/6/22	250,000	255,483
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	340,437
CIT Group, Inc. 3.929% 6/19/24 (c)	40,000	42,370
Citibank N.A. 3.65% 1/23/24	250,000	270,894
Citigroup, Inc.:
1.122% 1/28/27 (c)	780,000	771,301
2.70% 10/27/22	2,309,000	2,382,554
3.106% 4/8/26 (c)	1,353,000	1,452,005
4.40% 6/10/25	491,000	550,684
Credit Suisse AG 1.00% 5/5/23	1,000,000	1,011,378
Discover Bank 3.35% 2/6/23	1,000,000	1,046,621
DNB Bank ASA 1.535% 5/25/27 (a)(c)	381,000	382,474
First Republic Bank 1.912% 2/12/24 (c)	250,000	255,670
HSBC Holdings PLC 3.803% 3/11/25 (c)	250,000	270,411
ING Groep N.V. 1.726% 4/1/27 (c)	1,301,000	1,317,380
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	475,000	495,444
5.71% 1/15/26 (a)	200,000	226,300
JPMorgan Chase & Co.:
2.083% 4/22/26 (c)	1,945,000	2,020,590
3.207% 4/1/23 (c)	316,000	323,666
3.22% 3/1/25 (c)	3,844,000	4,105,565
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	950,000	958,906
2.438% 2/5/26 (c)	200,000	209,574
National Bank of Canada 0.90% 8/15/23 (c)	750,000	754,983

	Principal Amount	Value

Natwest Group PLC:
3.875% 9/12/23	$ 500,000	$ 536,810
4.519% 6/25/24 (c)	1,750,000	1,886,391
Regions Financial Corp. 2.25% 5/18/25	666,000	696,154
Royal Bank of Canada 1.15% 6/10/25	2,637,000	2,653,763
Santander Holdings USA, Inc.:
3.40% 1/18/23	474,000	494,027
3.45% 6/2/25	3,200,000	3,450,727
Societe Generale SA:
2.625% 10/16/24 (a)	200,000	210,240
3.875% 3/28/24 (a)	343,000	371,262
SVB Financial Group 3.125% 6/5/30	147,000	153,918
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	450,000	452,717
Synovus Financial Corp. 3.125% 11/1/22	869,000	895,957
The Toronto-Dominion Bank:
0.25% 1/6/23	1,300,000	1,299,924
0.75% 6/12/23	2,107,000	2,126,337
Wells Fargo & Co.:
1.654% 6/2/24 (c)	320,000	328,000
2.164% 2/11/26 (c)	2,684,000	2,798,370
2.406% 10/30/25 (c)	896,000	942,321
4.30% 7/22/27	2,216,000	2,533,486
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,365,000	2,569,478
Zions Bancorp N.A. 3.35% 3/4/22	250,000	254,872
		56,764,195
Capital Markets – 2.2%
Credit Suisse Group AG:
1.305% 2/2/27 (a)(c)	1,500,000	1,468,720
2.593% 9/11/25 (a)(c)	320,000	334,498
3.574% 1/9/23 (a)	750,000	763,451
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	360,000	370,163
3.20% 2/23/23	1,267,000	1,326,372
3.272% 9/29/25 (c)	866,000	933,955
Morgan Stanley:
2.72% 7/22/25 (c)	3,394,000	3,600,154
4.875% 11/1/22	516,000	547,946
Nasdaq, Inc. 0.445% 12/21/22	223,000	223,083
State Street Corp.:
2.825% 3/30/23 (c)	377,000	385,083
2.901% 3/30/26 (c)	16,000	17,161
		9,970,586

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 2.5%
Ally Financial, Inc.:
1.45% 10/2/23	$ 101,000	$ 102,598
3.05% 6/5/23	425,000	444,393
5.125% 9/30/24	1,362,000	1,541,395
Capital One Financial Corp. 3.20% 1/30/23	4,162,000	4,349,307
Caterpillar Financial Services Corp. 0.25% 3/1/23	650,000	650,404
CIT Group, Inc. 5.00% 8/1/23	855,000	928,744
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,520,625
Synchrony Financial:
2.85% 7/25/22	154,000	157,708
4.25% 8/15/24	838,000	918,246
4.375% 3/19/24	533,000	584,179
Toyota Motor Credit Corp. 0.50% 8/14/23	197,000	197,799
		11,395,398
Diversified Financial Services – 8.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.75% 1/30/26	385,000	379,120
3.30% 1/23/23	300,000	311,506
4.875% 1/16/24	150,000	163,661
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	335,000	344,914
3.625% 5/1/22 (a)	37,000	37,907
3.95% 7/1/24 (a)	49,000	52,175
5.50% 1/15/26 (a)	152,000	170,793
Bank of America Corp.:
0.976% 4/22/25 (c)	1,000,000	1,006,010
1.197% 10/24/26 (c)	681,000	678,958
Bank of Nova Scotia 0.55% 9/15/23	445,000	446,400
BNP Paribas SA:
1.323% 1/13/27 (a)(c)	1,653,000	1,635,995
2.219% 6/9/26 (a)(c)	700,000	724,070
3.50% 3/1/23 (a)	800,000	842,444
Citigroup, Inc. 0.981% 5/1/25 (c)	386,000	388,367
Deutsche Bank AG:
0.898% 5/28/24	325,000	325,245
1.447% 4/1/25 (c)	1,794,000	1,810,869
2.129% 11/24/26 (c)	338,000	343,737
2.222% 9/18/24 (c)	511,000	525,581
3.30% 11/16/22	1,250,000	1,298,197
E*TRADE Financial Corp. 2.95% 8/24/22	980,000	1,009,345

	Principal Amount	Value

Goldman Sachs Group, Inc. 0.627% 11/17/23 (c)	$ 494,000	$ 495,000
HSBC Holdings PLC:
0.976% 5/24/25 (c)	2,000,000	2,008,423
1.589% 5/24/27 (c)	500,000	501,844
3.262% 3/13/23 (c)	1,000,000	1,023,014
Intercontinental Exchange, Inc.:
0.70% 6/15/23	326,000	328,095
3.45% 9/21/23	157,000	167,213
International Lease Finance Corp. 5.875% 8/15/22	2,869,000	3,045,988
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	700,000	702,983
0.824% 6/1/25 (c)	879,000	880,175
1.045% 11/19/26 (c)	988,000	979,221
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	427,000	428,375
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	750,000	760,351
2.193% 2/25/25	830,000	866,871
2.623% 7/18/22	250,000	256,612
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,049,000	1,054,915
1.234% 5/22/27 (c)	550,000	542,760
Moody's Corp.:
2.625% 1/15/23	488,000	504,940
4.50% 9/1/22	341,000	354,949
4.875% 2/15/24	494,000	545,399
Morgan Stanley:
0.529% 1/25/24 (c)	632,000	633,357
0.56% 11/10/23 (c)	624,000	625,361
0.731% 4/5/24 (c)	600,000	602,229
0.79% 5/30/25 (c)	1,200,000	1,199,085
NatWest Markets PLC 0.80% 8/12/24 (a)	377,000	377,489
Societe Generale SA 1.488% 12/14/26 (a)(c)	1,948,000	1,937,493
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	400,000	405,931
The Goldman Sachs Group, Inc. 0.523% 3/8/23	520,000	520,825
UBS AG 1.25% 6/1/26 (a)	2,000,000	1,998,156
		36,242,348
Insurance – 4.5%
AIG Global Funding:
0.80% 7/7/23 (a)	622,000	628,520
2.30% 7/1/22 (a)	312,000	318,713
American International Group, Inc.:
4.20% 4/1/28	521,000	593,224
4.875% 6/1/22	3,331,000	3,483,088
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Aon Corp. 2.20% 11/15/22	$ 382,000	$ 392,277
Athene Global Funding:
0.95% 1/8/24 (a)	2,675,000	2,687,657
1.00% 4/16/24 (a)	590,000	593,165
Empower Finance 2020 LP 1.357% 9/17/27 (a)	258,000	255,158
Equitable Financial Life Global Funding:
0.50% 11/17/23 (a)	544,000	544,356
1.40% 8/27/27 (a)	544,000	534,731
Equitable Holdings, Inc. 3.90% 4/20/23	1,823,000	1,932,977
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	902,000	893,453
Guardian Life Global Funding:
1.10% 6/23/25 (a)	315,000	316,473
1.40% 7/6/27 (a)	718,000	709,743
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	251,000	251,000
Marsh & McLennan Cos., Inc. 3.875% 3/15/24	1,282,000	1,398,886
MassMutual Global Funding II 0.85% 6/9/23 (a)	500,000	505,389
Met Tower Global Funding 0.55% 7/13/22 (a)	419,000	420,334
Metropolitan Life Global Funding I 0.90% 6/8/23 (a)	723,000	730,793
New York Life Global Funding 1.10% 5/5/23 (a)	134,000	136,061
Pacific Life Global Funding II 1.20% 6/24/25 (a)	2,455,000	2,466,225
Pricoa Global Funding I 2.40% 9/23/24 (a)	317,000	335,804
		20,128,027
TOTAL FINANCIALS		134,500,554
HEALTH CARE – 4.2%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	566,000	576,587
Health Care Equipment & Supplies – 1.2%
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	212,093
Becton Dickinson & Co. 2.894% 6/6/22	2,627,000	2,690,904
Boston Scientific Corp.:
1.90% 6/1/25	247,000	255,380

	Principal Amount	Value

3.45% 3/1/24	$ 1,840,000	$ 1,975,123
		5,133,500
Health Care Providers & Services – 0.4%
Anthem, Inc.:
0.45% 3/15/23	647,000	648,898
2.95% 12/1/22	486,000	504,078
Cigna Corp.:
0.613% 3/15/24	153,000	153,182
3.75% 7/15/23	310,000	331,110
		1,637,268
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	1,002,000	1,083,483
Pharmaceuticals – 2.3%
AbbVie, Inc.:
2.30% 11/21/22	1,630,000	1,677,156
3.45% 3/15/22	1,861,000	1,897,896
Astrazeneca Finance LLC 0.70% 5/28/24	840,000	840,396
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	550,000	616,282
Bayer U.S. Finance LLC 3.375% 10/8/24 (a)	500,000	540,937
Bristol-Myers Squibb Co.:
2.90% 7/26/24	306,000	328,068
3.20% 6/15/26	459,000	504,882
Elanco Animal Health, Inc.:
4.912% 8/27/21	213,000	214,474
5.272% 8/28/23	208,000	224,715
Utah Acquisition Sub, Inc. 3.15% 6/15/21	1,098,000	1,099,113
Viatris, Inc.:
1.125% 6/22/22 (a)	2,101,000	2,115,163
1.65% 6/22/25 (a)	393,000	399,033
		10,458,115
TOTAL HEALTH CARE		18,888,953
INDUSTRIALS – 3.1%
Aerospace & Defense – 0.4%
The Boeing Co.:
1.167% 2/4/23	765,000	768,578
1.95% 2/1/24	393,000	403,845
4.875% 5/1/25	718,000	806,632
		1,979,055
Airlines – 0.2%
American Airlines Pass Through Trust 3.85% 8/15/29	364,367	347,159
Delta Air Lines, Inc. 2.90% 10/28/24	306,000	310,251

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Airlines – continued
United Airlines Pass Through Trust 3.50% 11/1/29	$ 246,341	$ 242,066
		899,476
Building Products – 0.5%
Carrier Global Corp. 2.242% 2/15/25	2,138,000	2,235,307
Commercial Services & Supplies – 0.2%
Republic Services, Inc. 0.875% 11/15/25	741,000	734,891
Industrial Conglomerates – 0.6%
General Electric Co. 3.45% 5/1/27	426,000	469,138
Roper Technologies, Inc.:
2.80% 12/15/21	170,000	171,949
3.65% 9/15/23	1,112,000	1,189,470
Siemens Financieringsmaatschappij N.V.:
0.65% 3/11/24 (a)	401,000	402,425
1.20% 3/11/26 (a)	425,000	425,356
		2,658,338
Machinery – 0.4%
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.644% 4/5/23 (b)(c)	163,000	163,009
2.056% 4/5/25	582,000	604,044
Wabtec Corp. 4.40% 3/15/24	811,000	884,290
		1,651,343
Trading Companies & Distributors – 0.8%
Air Lease Corp.:
0.70% 2/15/24	2,477,000	2,466,898
2.625% 7/1/22	1,021,000	1,042,388
3.375% 6/1/21	274,000	274,000
		3,783,286
TOTAL INDUSTRIALS		13,941,696
INFORMATION TECHNOLOGY – 2.4%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	39,424
IT Services – 0.3%
PayPal Holdings, Inc.:
1.35% 6/1/23	171,000	174,456
1.65% 6/1/25	320,000	330,759
The Western Union Co. 4.25% 6/9/23	777,000	830,401
		1,335,616

	Principal Amount	Value

Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc. 1.95% 2/15/28 (a)	$ 1,050,000	$ 1,040,449
Microchip Technology, Inc. 0.983% 9/1/24 (a)	415,000	415,353
Micron Technology, Inc.:
2.497% 4/24/23	163,000	168,955
4.185% 2/15/27	2,576,000	2,908,497
		4,533,254
Software – 0.2%
Microsoft Corp. 2.40% 8/8/26	709,000	756,771
Oracle Corp. 1.65% 3/25/26	260,000	263,418
		1,020,189
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc. 2.45% 8/4/26	709,000	755,478
Dell International LLC / EMC Corp. 5.45% 6/15/23 (a)	2,843,000	3,094,039
		3,849,517
TOTAL INFORMATION TECHNOLOGY		10,778,000
MATERIALS – 0.9%
Chemicals – 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	127,000	133,581
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (a)	66,000	66,141
1.23% 10/1/25 (a)	743,000	740,810
LYB International Finance III LLC 1.25% 10/1/25	307,000	308,020
The Mosaic Co. 3.25% 11/15/22	2,758,000	2,862,102
TOTAL MATERIALS		4,110,654
REAL ESTATE – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 1.30% 9/15/25	129,000	129,759
Boston Properties LP 3.20% 1/15/25	3,130,000	3,358,565
Brixmor Operating Partnership LP 2.25% 4/1/28	277,000	275,094
Crown Castle International Corp. 1.35% 7/15/25	27,000	27,268
Healthcare Trust of America Holdings LP 3.50% 8/1/26	510,000	562,310
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc. 4.375% 8/1/23	$ 412,000	$ 440,732
Retail Properties of America, Inc. 4.00% 3/15/25	150,000	160,008
SBA Tower Trust:
1.884% 7/15/50 (a)	86,000	87,639
2.836% 1/15/50 (a)	137,000	144,607
Simon Property Group LP 2.75% 6/1/23	709,000	738,026
VEREIT Operating Partnership LP 2.20% 6/15/28	24,000	24,111
Vornado Realty LP 2.15% 6/1/26	80,000	80,691
Welltower, Inc. 3.625% 3/15/24	210,000	226,375
		6,255,185
Real Estate Management & Development – 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,467
4.10% 10/1/24	19,000	20,657
Spirit Realty LP 2.10% 3/15/28	359,000	354,482
Ventas Realty LP:
2.65% 1/15/25	199,000	209,534
3.00% 1/15/30	796,000	823,662
3.125% 6/15/23	203,000	212,002
3.50% 4/15/24	129,000	138,503
		1,769,307
TOTAL REAL ESTATE		8,024,492
UTILITIES – 5.7%
Electric Utilities – 1.9%
Berkshire Hathaway Energy Co. 2.80% 1/15/23	139,000	144,526
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,050,000	1,152,778
Emera U.S. Finance LP 0.833% 6/15/24 (a)	522,000	522,523
Exelon Corp. 3.497% 6/1/22	3,020,000	3,106,845
FirstEnergy Corp.:
1.60% 1/15/26	29,000	28,130
2.05% 3/1/25	138,000	139,035
ITC Holdings Corp. 2.70% 11/15/22	154,000	158,631
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.454% 12/3/21 (b)(c)	365,000	365,123
The Southern Co.:
0.60% 2/26/24	678,000	679,662

	Principal Amount	Value

2.35% 7/1/21	$ 138,000	$138,000
Vistra Operations Co. LLC 5.00% 7/31/27 (a)	1,850,000	1,889,313
		8,324,566
Independent Power and Renewable Electricity Producers – 0.7%
Emera U.S. Finance LP 2.70% 6/15/21	445,000	445,342
The AES Corp. 3.30% 7/15/25 (a)	2,531,000	2,699,995
		3,145,337
Multi-Utilities – 3.1%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.565% 3/9/23 (b)(c)	415,000	415,110
CenterPoint Energy, Inc.:
3 month U.S. LIBOR + 0.500% 0.631% 3/2/23 (b)(c)	553,000	553,184
2.50% 9/1/22	430,000	440,175
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	373,000	393,718
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.714% 9/15/23 (b)(c)	2,964,000	2,965,302
1.45% 4/15/26	600,000	603,655
2.00% 8/15/21	1,226,000	1,228,512
2.715% 8/15/21	457,000	459,248
DTE Energy Co.:
0.55% 11/1/22	873,000	875,371
2.25% 11/1/22	306,000	314,878
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	639,000	639,032
2.85% 4/1/25	78,000	83,841
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.42% 2/22/23 (b)(c)	650,000	650,174
0.65% 3/1/23	940,000	945,559
2.75% 5/1/25	786,000	836,693
NiSource, Inc.:
0.95% 8/15/25	784,000	779,876
2.95% 9/1/29	207,000	216,728
ONE Gas, Inc. 0.85% 3/11/23	650,000	650,746
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	139,000	139,889
2.65% 11/15/22	409,000	422,592
Sempra Energy 2.90% 2/1/23	201,000	208,896
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.534% 9/14/23 (b)(c)	103,000	103,017

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Virginia Electric & Power Co. 2.75% 3/15/23	$ 133,000	$ 138,108
		14,064,304
TOTAL UTILITIES		25,534,207
TOTAL NONCONVERTIBLE BONDS (Cost $288,176,258)		290,340,708
U.S. Treasury Obligations – 25.4%

U.S. Treasury Notes:
0.125% 8/15/23 to 1/15/24	8,240,100	8,230,647
0.25% 5/15/24 to 7/31/25	73,420,400	72,884,547
0.375% 4/30/25	15,684,000	15,579,848
0.75% 3/31/26	3,880,000	3,875,756
2.125% 3/31/24	5,531,900	5,820,380
2.375% 8/15/24	7,099,900	7,555,569
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,069,044)		113,946,747
Asset-Backed Securities – 5.7%

TCI-Flatiron Clo 2017-1 Ltd. 3 month U.S. LIBOR + 0.960% 1.116% 11/18/30 (a)(b)(c)	753,000	752,811
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	219,210	219,580
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (a)	100,000	100,185
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 1.266% 1/15/32 (a)(b)(c)	769,000	769,048
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (a)	274,540	274,369
BA Credit Card Trust 0.44% 9/15/26	791,000	791,188
BA Credit Card Trust Series 2020-A1, Class A1 0.34% 5/15/26	625,000	624,274
CarMax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	131,957	134,222
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	297,084
Carmax Auto Owner Trust Series 2021-1, A3 0.34% 12/15/25	371,000	371,068
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	454,929	464,641
Cedar Funding XIV CLO Ltd. 3 month U.S. LIBOR + 1.100% 1.10% 7/15/33 (a)(b)(c)(d)	798,000	798,080

	Principal Amount	Value
Cent CLO 21 Ltd. 3 month U.S. LIBOR + 0.970% 1.151% 7/27/30 (a)(b)(c)	$ 716,378	$ 716,198
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (a)	514,410	524,502
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (a)	361,000	364,465
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% 8/16/32 (a)	712,201	716,726
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	213,110	215,218
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (a)	31,834	31,919
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (a)	86,632	87,074
Dell Equipment Finance Trust 2021-1 0.43% 5/22/26 (a)	253,000	253,498
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (a)	51,793	51,930
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	110,000	111,138
Dell Equipment Finance Trust Series 2020-2, Class A2 0.47% 10/24/22 (a)	180,000	180,254
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (a)	219,000	220,064
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	245,480
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	98,122	98,905
Donlen Fleet Lease Funding 2 LLC 0.56% 12/11/34 (a)	444,000	444,667
Eaton Vance CLO 2019-1 Ltd. 3 month U.S. LIBOR + 1.100% 1.223% 4/15/31 (a)(b)(c)	696,000	696,061
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (a)	460,000	461,783
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (a)	229,000	229,168
Exeter Automobile Receivables Trust 0.30% 10/15/24	396,000	395,956
Finance of America HECM Buyout Series 2021-HB1, Class A 0.875% 2/25/31 (a)(c)	152,212	152,307
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	$ 250,000	$ 269,981
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (a)	726,000	728,454
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	906,639
GM Financial Automobile Leasing Trust Series 2020-3, Class A3 0.45% 8/21/23	235,000	235,691
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	342,000	342,600
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (a)	169,000	170,001
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (a)	403,000	405,549
HPEFS Equipment Trust Series 2020-2A, Class A2 0.65% 7/22/30 (a)	381,839	382,410
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3 0.33% 1/16/24 (a)	378,000	378,588
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	200,321
John Deere Owner Trust Series 2020-A, Class A2 1.01% 1/17/23	61,356	61,445
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.100% 1.188% 1/22/31 (a)(b)(c)	512,000	511,601
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	133,511	134,641
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A3 0.40% 11/15/23	180,000	180,413
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	202,000	207,570
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (a)(c)	56,201	56,305
Nationstar HECM Loan Trust Series 2020-1A, Class A1 1.269% 9/25/30 (a)(c)	195,553	195,328
Palmer Square Loan Funding 2021-2 Ltd. 3 month U.S. LIBOR + 0.800% 0.984% 5/20/29 (a)(b)(c)	681,000	681,114
Santander Drive Auto Receivables Trust 2021-2 0.34% 2/18/25	611,000	611,233
Santander Retail Auto Lease Trust 2021-A 0.51% 7/22/24 (a)	376,000	377,268

	Principal Amount	Value
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (a)	$ 445,000	$ 447,038
Slam 2021-1 Ltd. 2.434% 6/15/46 (a)	1,500,000	1,499,951
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (a)	53,802	54,180
Tesla Auto Lease Trust 2021-A 0.56% 3/20/25 (a)	547,000	549,353
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (a)	208,498	209,568
Tesla Auto Lease Trust Series 2020-A, Class A2 0.55% 5/22/23 (a)	109,155	109,343
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (a)	174,000	174,926
Upstart Securitization Trust 2021-2 0.91% 6/20/31 (a)	427,000	427,552
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (a)	130,273	130,477
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (a)	165,165	165,561
Verizon Master Trust:
0.50% 0.500% 5/20/27	612,000	612,727
0.69% 0.690% 5/20/27	700,000	700,837
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	324,035
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (a)	156,000	158,166
Voya CLO 2017-1 Ltd. 3 month U.S. LIBOR + 0.950% 1.105% 4/17/30 (a)(b)(c)	700,000	700,071
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24	244,000	244,937
TOTAL ASSET-BACKED SECURITIES (Cost $25,241,659)		25,339,737
Collateralized Mortgage Obligations – 2.8%

PRIVATE SPONSOR – 2.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	143,417
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48	511,457	544,031
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	543,405

Quarterly Report	10

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	$ 215,000	$ 223,952
Brass No 10 PLC 0.669% 4/16/69 (a)(c)	199,467	199,724
BX Commercial Mortgage Trust 2021-VINO 1 month U.S. LIBOR + 0.652% 0.762% 5/15/38 (a)(b)(c)	300,000	299,730
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	378,470	378,888
CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (a)(c)	182,888	182,803
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.051% 11/15/36 (a)(b)(c)	100,000	100,030
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	134,713
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	124,096	131,219
COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46 (c)	131,000	141,550
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	179,561	182,032
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	100,000	103,322
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	87,748	88,272
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	260,808
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	275,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (a)	147,000	151,017
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	790,761

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class A4 3.994% 1/15/46 (c)	$ 72,256	$ 76,864
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	147	147
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	121,000	121,174
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	352,778
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	359,459
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	278,752
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	205,044
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	291,000	291,183
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	410,678	427,451
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	429,360	448,871
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	132,087	140,616
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	317,915
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	110,585	115,833
PRPM 2021-2 LLC 2.115% 3/25/26 (a)(c)	288,486	288,224
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (a)	239,000	246,868
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	$ 182,820	$ 186,123
VCAT 2021-NPL2 LLC 2.115% 3/27/51 (a)	674,019	674,405
VCAT Asset Securitization LLC 1.743% 5/25/51 (a)	1,255,000	1,254,986
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58	301,324	320,547
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57	291,852	310,475
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	281,000	300,752
TOTAL PRIVATE SPONSOR		11,593,689
U.S. GOVERNMENT AGENCY – 0.2%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	58,391	61,123
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	527,919	553,446
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	160,541	167,695
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	21,827	21,918
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	23,985	24,095
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	229,491	241,575
TOTAL U.S. GOVERNMENT AGENCY		1,069,852
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,602,626)		12,663,541
U.S. Government Agency - Mortgage Securities – 0.8%

Fannie Mae – 0.6%
3.00% 12/1/31 to 3/1/50	1,996,244	2,108,904
4.50% 3/1/39 to 9/1/49	413,690	451,586
TOTAL FANNIE MAE		2,560,490

	Principal Amount	Value
Freddie Mac – 0.2%
2.00% 1/1/32	$ 677,263	$ 702,124
3.00% 2/1/34	442,960	467,009
TOTAL FREDDIE MAC		1,169,133
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,721,356)		3,729,623
Municipal Securities – 0.2%

California Gen. Oblig. Series 2019 2.400% 10/1/25	220,000	235,682
New York Urban Dev. Corp. Rev. Series 2017 D:
2.55% 3/15/22	275,000	279,798
2.70% 3/15/23	235,000	244,504
TOTAL MUNICIPAL SECURITIES (Cost $731,555)		759,984
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,059)	200,000	206,475

Money Market Fund – 1.8%
	Shares
Fidelity Cash Central Fund, 0.03% (e) (Cost $8,091,292)	8,089,676	8,091,294
TOTAL INVESTMENT IN SECURITIES – 101.5% (Cost $452,832,849)		455,078,109
NET OTHER ASSETS (LIABILITIES) – (1.5%)		(6,579,832)
NET ASSETS – 100.0%		$ 448,498,277

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,413,438 or 17.9% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Quarterly Report	12

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3,850
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, foreign government and government agency obligations and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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